Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2021
Significant Risks and Uncertainties Including Business and Credit Concentrations
Schedule consolidated revenues and percentages of revenues for customers

	Year Ended December 31,
(U.S. Dollars in thousands)	2021		2020		2019
Eni Trading and Shipping S.p.A.	$43,823	16%	$44,175	16%	$44,610	16%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	45,115	17%	45,235	16%	45,116	16%
Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.	37,030	14%	33,947	12%	36,346	13%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	59,825	22%	76,959	28%	66,199	23%
Galp Sinopec Brasil Services BV	35,622	13%	35,684	13%	35,541	13%